Lehman & Eilen LLP

20283 State Road 7, Suite 300

Boca Raton, FL 33498

Tel. (561) 237-0804

December 8, 2008

VIA EDGAR, FACSIMILE AND

OVERNIGHT MAIL

United States Securities

   and Exchange Commission

100 F Street, NE

Mail Stop 4561

Washington, D.C.  20549

Attention:

Pamela Long

Division of Corporation Finance

Re:

Propell Corporation

Registration Statement on Form S-1/A3

Filed December 2, 2008

File No. 333-150862

Dear Ms. Long:

Thank you for your December 5, 2008 letter regarding Propell Corporation (the “Company”).  Enclosed is Amendment No. 4 to Form S-1, which has been marked to show changes from our prior submission.   The changes in the revised registration statement reflect the staff’s comments to the previously submitted material.  Also, in order to assist you in your review of the Registrant’s Form S-1, we hereby submit a letter responding to the comments.  For your convenience, we have set forth below the staff’s numbered comments in their entirety followed by our responses thereto.

General

1.           Please update the accountant’s consent in the amended filing.

Response:  Complied with.  We have updated the accountant’s consent.

General – Auleron

2.           We have read your response and revised disclosures to prior comment 2.  We note throughout your filing you state you accounted for the Auleron transition as an investment under the equity method of accounting.  The equity method is used to account for equity investments in entities over which the investor can exert significant influence but not control, given that you own and control Auleron, it doesn’t appear the equity method of accounting would be appropriate.  In this regard, please tell us what consideration was given to accounting for the transaction with Auleron as an asset purchase, which would mean an increase in your assets and liabilities for the assets purchased and liabilities assumed of the Auleron’s assets of $99k and liabilities of $74k as of March 31, 2008.  If you conclude the transaction should be accounted for as an asset purchase please revise MD&A to disclose the value of the assets and liabilities acquired. Furthermore, on page F-26 you state that Auleron had an outstanding note receivable as of September 30, 2008 from Mountain Capital in the amount of $60k.  Given that Propell owns Auleron it appears this intercompany payable should be eliminated.  Please revise or advise.

United States Securities

   and Exchange Commission

December 8, 2008

Response:  We have revised our accounting records to reflect the purchase of Auleron as an asset purchase. Specifically, through-out the S-1/A we have removed the references to the equity method and now state that this was a purchase of assets and liabilities.  The net fair market value of the assets and liabilities of Auleron have been determined by management to be immaterial to our consolidated financial statements for the following reasons: 1) The cash that was on hand at the time of acquisition was promptly used to pay down the accounts payable; 2) the property and equipment were in used condition, have been in storage since the operations were temporarily terminated, and have little if any resale value; 3) the intercompany receivable from Mountain Capital will be eliminated upon consolidating these assets into our financials; 4) the security deposit was kept by the landlord when Auleron vacated its premises; and 5) the loan payable on Auleron’s books related to possible, but unasserted, claims that Auleron, at the time its financials were being prepared, believed were possible of being asserted.  At this time, no claims have been made, and management of Propell has determined that it is not likely they will be asserted against Propell and that, if they were, Propell would not be obligated to pay them.  For these reasons, the assets and liabilities acquired are not material to our consolidated financial statements.  The elimination of the intercompany payable in our balance sheet has resulted in our revising the financials so that the liability was removed and paid in capital was increased. We have revised Note 6 (page F-26) to remove the reference to Auleron 2005. We have removed Note 8 (page F-26) which referred to the intercompany payable.

Our Company, page 3

3.           You state that you anticipate in the near future making the necessary legal, financial and organizational changes in the structure of Crystal Magic such that it will become part of your consolidated financial statements for accounting purposes.  Please revise your filing to disclose the basis for this expectation and any known factors that could adversely impact your plans.  You revised disclosure should also address the fact that it may not be in the economic interest of Mr. Rhodes to give up control of Crystal Magic.  In this regard, it is unclear why Mr. Rhodes would surrender control given the significant benefits afforded to him by the preferred stock option and corresponding Administrative Agreement.

Response:    Complied with.  We have added disclosure as to the basis of our expectation and added language that it may not be in the economic interest of Mr. Rhodes to give up control of Crystal Magic.  We do wish to point out, that the budget for Crystal Magic will be subject to the approval of the Propell board of directors.  In addition, we believe that as a shareholder of Propell, Mr. Rhodes’ economic interest in Propell will be greater upon consolidation.

Risk Factors, page 6

4.           Please provide disclosure regarding the risk that the company will have to pay CMI’s expenses incurred in the operation of its business in the event the Administrative Services Agreement is effected.  Please clarify that this creates an obligation to fund CMI’s losses.  Please disclose the amount of CMI’s expenses and the amount of operating losses in the last two fiscal years.  Please provide appropriate MD&A disclosure also.

Response:    Complied with.  We have added the requested disclosure.

United States Securities

   and Exchange Commission

December 8, 2008

Management’s Discussion and Analysis of financial Condition and Results of Operations, page 14

Consolidated Results of Operations, page 18

5.          We note (1) the revenue and expenses of Crystal Magic are not presented in your results because it is a cost method investment. (2) Auleron temporarily shut down operations in the last quarter of 2007.  As such, there are no revenues or expenses in your results for Auleron. (3) Although Propell incurred expenses of $552k for the nine months ended September 30, 2008, it actually didn’t earn revenues for this period.  The main source of your reported revenues comes from your wholly owned subsidiary, Mountain Capital.  Given your current presentation it is confusing to an investor to assess your current operations and source of revenues.  In consideration of the above factors your MD&A should focus on the operations of Mountain Capital.  In this regard, we would expect a discussion of any material trends and an analysis of the results of operations for the year ended December 31, 2007, as compared to December 31, 2006.  We would expect a robust discussion that quantifies the contributing factors for the decrease in cost of sales as a percentage of revenue from 82% for the year ended December 31, 2006, to 67% for the year ended December 31, 2007 (see disclosure on page 20), and the source of other income of $55k for the year ended December 31, 2006, and the expense of $6k for the year ended December 31, 2007.

Furthermore, your MD&A should provide an analysis for Propell of the pro forma results for the nine months ended September 30, 2008 as compared to the same period in 2007.  For example, your discussion should address the $1.3 million in operating expenses for the pro forma nine months ended September 30, 2008 as compared to the $443k for the same period in 2007.  In this regard, we note $552k of the $1.3 million in operating expenses was incurred by Propell.  We would expect your discussion to address whether these expenses represent one-time charges or continuing expenses.  Additionally, you can remove your analysis of the nine and three months ended analysis of Propell on page 18.  Refer to Sections 501.4 and 501.12 of the Financial Reporting Codification for guidance.

Response:  Complied with.  We have added disclosure to the MD&A and removed the nine and three months ended  analysis on page 18.

Liquidity Capital Resources, page 18

6.          We note you loaned Crystal Magic $635k dollars, which you show as an intercompany receivable on the face of your balance sheet.  Please revise your disclosure to discuss the material terms of repayment, such as the interest rate, maturity date of this loan, whether the loan is collateralized.  Your discussion should also address the business purpose of the loan and given the negative operating performance of Crystal Magic, please discuss how you concluded a reserve for bad debts wasn’t required (please disclose specific factors that support your conclusion).  Clarify whether Propell is legally obligated to transfer any funds to Crystal Magic.

Response:  Complied with.  We have revised the disclosure regarding the loan.

Security Ownership of Certain Beneficial Owners and Management, page 43

7.          It is not clear why you have not listed Mara Gateway Associates and other shareholders who would be deemed to own your shares because they own promissory notes convertible into common shares.  In addition, it does not appear that you have included shares underlying convertible notes in the amounts held by David N. Baker and the Joseph W. and Patricia G. Abrams Family Trust.  Please advise.

United States Securities

   and Exchange Commission

December 8, 2008

Response:  We have added Mara Gateway Associates the Joseph W. and Patricia G. Abrams Family Trust to the beneficial ownership table.  David Baker does not own any convertible notes and his share ownership in the beneficial ownership table represents all of  the securities that he owns.

Administrative Agreement, page F-29

8.          It appears that the Administrative Agreement, in its current form, would impose a legal requirement on Propell to fund any Crystal Magic’s losses. Given that Mr. Rhodes can unilaterally activate the Agreement by exercise his preferred stock option, the material uncertainty should be fully described in MD&A pursuant to Section 501.12.b.3 of the Financial Reporting Codification.  Disclose why Propell management agreed to assume this obligation given that Propell would simultaneously be surrendering a 99% voting interest in Crystal Magic.  Please clarify whether the Administrative Agreement would effectively require Propell to pay off the Crystal Magic debt guaranteed by Mr. Rhodes.  Please disclose whether this arrangement enables Mr. Rhodes to maintain an economic interest in Crystal Magic’s upside potential while transferring substantial downside risk to Propell.  Further, please provide quantified disclosure about Crystal Magic’s history of operating cash flow deficits so that readers can understand the magnitude of loss exposure.  Also, please disclose whether you are accounting for this loss contingency under SFAS 5.

Response:  Complied with.  We have added the requested disclosure. We are accounting for the loss contingency under SFAS 5.  Management has determined at September 30, 2008 that the probability of Propell using its funds to pay for losses of Crystal under the Administrative Services Agreement are remote and, therefore, has not accrued a loss contingency.

Please feel free to call me at (561) 237-0804 if you have any questions.  Thank you.

Sincerely,

/s/ Hank Gracin

Hank Gracin

cc: Propell Corporation